Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 9,961,022	$ 77,505,716		$ 73,218,601
Less: allowance for expected credit losses	563,814	4,386,979	$ 2,333,229	18,154,619	$ 17,515,679
Accounts receivable, net	$ 9,397,208	$ 73,118,737		$ 55,063,982